INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	December 31,
	2020	2019
Cost:

Know-how and patents	$4,947	$4,780
Technology	7,225	7,017
Customer relationships	1,721	1,661
Backlog	934	898

	14,827	14,356
Accumulated amortization:

Know-how and patents	4,930	4,755
Technology	4,455	3,632
Customer relationships	1,473	1,300
Backlog	934	897

	11,792	10,584

Intangible assets, net	$3,035	$3,772

Schedule of Amortization of Intangible Assets
December 31,
2021	$1,039
2022	916
2023	442
2024	291
2025	282
2026	65

$3,035